Disposal of subsidiaries	12 Months Ended
Dec. 31, 2011
Disposal of subsidiaries
22	Disposal of subsidiaries

On December 20, 2008, Yuxinyicheng disposed of its entire interest in Hongzhi at a consideration of RMB3,600,000. The consideration has been fully settled during 2009. The entire assets and liabilities and results of Hongzhi had been excluded from the consolidated financial statements since the effective date of the disposal.

On August 30, 2009, Yuxinyicheng disposed of its entire interest in Guangzhou Sihitech at a consideration appropriate the net asset value of Guanzhou Sihitech as of the date of disposal.

On December 31, 2010, Yuxinyicheng disposed of its entire interest in Yuxinyicheng Information at a consideration of RMB21,500,000. The entire assets and liabilities and results of Yuxinyicheng Information had been excluded from the consolidated financial statements since the effective date of the disposal.